Investment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit (loss)	R$ 4,311,984	R$ 3,153,881	R$ 2,837,422
Investment property	R$ 1,260,486	R$ 1,368,286
I-Systems [Member]
IfrsStatementLineItems [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	1,794,287,995	1,794,287,995
Interest in total capital	49.00%	49.00%
Issue of equity	R$ 1,159,029	R$ 1,379,030
Profit (loss)	(220,000)	(167,145)
Equity in earnings	(107,800)	(82,526)
Investment property	R$ 1,260,486	R$ 1,368,286